Penn Series Funds, Inc.
Schedule of Investments — March 31, 2022 (Unaudited)
Emerging Markets Equity Fund
	Number of Shares	Value†
COMMON STOCKS — 97.2%
Argentina — 0.5%
MercadoLibre, Inc.*	533	$633,993
Brazil — 4.7%
Hapvida Participacoes e Investimentos S.A.	478,189	1,197,218
Magazine Luiza S.A.	214,047	307,962
Raia Drogasil S.A.	298,739	1,502,150
TOTVS S.A.	186,982	1,435,831
WEG S.A.	156,124	1,144,438
		5,587,599
China — 25.6%
Alibaba Group Holding Ltd.*	125,692	1,715,283
Baozun, Inc., ADR*	31,831	273,110
Chacha Food Co., Ltd., Class A	243,689	2,056,050
China Tourism Group Duty Free Corp. Ltd., Class A	45,025	1,158,157
ENN Energy Holdings Ltd.	114,963	1,717,079
Foshan Haitian Flavouring & Food Co., Ltd., Class A	109,494	1,503,799
JD.com, Inc., ADR*	22,397	1,296,114
JD.com, Inc., Class A*	138,644	3,939,555
Midea Group Co., Ltd., Class A	189,673	1,691,744
NetEase, Inc.	44,701	806,530
NetEase, Inc., ADR	7,499	672,585
Shanghai M&G Stationery, Inc., Class A	242,138	1,860,923
Shenzhen Inovance Technology Co., Ltd., Class A	65,531	585,108
Shenzhou International Group Holdings Ltd.	154,968	2,045,891
Tencent Holdings Ltd.	39,073	1,801,044
Toly Bread Co., Ltd., Class A	370,495	1,171,168
Wuliangye Yibin Co., Ltd., Class A	43,062	1,045,466
Wuxi Biologics Cayman, Inc.*	149,391	1,186,255
Wuxi Lead Intelligent Equipment Co., Ltd., Class A	194,237	1,774,119
Yum China Holdings, Inc.	47,221	2,059,752
		30,359,732
Colombia — 0.3%
Bancolombia S.A., ADR	8,837	376,986
Hong Kong — 3.8%
Budweiser Brewing Co., APAC, Ltd.	512,501	1,353,332
Hong Kong Exchanges & Clearing Ltd.	23,710	1,111,367
Techtronic Industries Co., Ltd.	125,968	2,018,193
		4,482,892
India — 21.6%
Eicher Motors Ltd.	70,430	2,271,233
HCL Technologies Ltd.	244,760	3,740,630
Hindustan Unilever Ltd.	144,763	3,894,742
Housing Development Finance Corp. Ltd.	75,900	2,373,248
Infosys Ltd.	104,057	2,605,864
Kotak Mahindra Bank Ltd.	112,024	2,572,815
	Number of Shares	Value†

India — (continued)
Power Grid Corp. of India Ltd.	1,035,501	$2,952,145
Reliance Industries Ltd.	50,085	1,732,319
Tata Consultancy Services Ltd.	42,750	2,100,966
Voltas Ltd.	84,036	1,372,965
		25,616,927
Indonesia — 7.1%
Avia Avian Tbk PT*	22,016,758	1,195,688
Bank Central Asia Tbk PT	3,428,968	1,906,011
Bank Rakyat Indonesia Persero Tbk PT	10,525,349	3,399,527
Telekom Indonesia Persero Tbk PT	6,226,565	1,980,990
		8,482,216
Mexico — 4.7%
Wal-Mart de Mexico S.A.B. de C.V.	1,356,595	5,559,379
Singapore — 4.0%
Oversea-Chinese Banking Corp. Ltd.	255,985	2,322,259
United Overseas Bank Ltd.	102,373	2,395,324
		4,717,583
South Korea — 10.6%
LG Household & Health Care Ltd.	1,922	1,355,802
NAVER Corp.	13,918	3,868,217
Samsung Electronics Co., Ltd.	31,367	1,794,913
SK Hynix, Inc.	58,039	5,583,306
		12,602,238
Taiwan — 13.4%
Accton Technology Corp.	209,828	1,613,370
President Chain Store Corp.	286,644	2,629,115
Realtek Semiconductor Corp.	39,520	587,061
Taiwan Semiconductor Manufacturing Co., Ltd.	460,406	9,444,548
Win Semiconductors Corp.	177,084	1,629,632
		15,903,726
Thailand — 0.9%
The Siam Commercial Bank PCL	307,900	1,049,951
TOTAL COMMON STOCKS (Cost $118,230,945)		115,373,222

SHORT-TERM INVESTMENTS — 2.1%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 0.230%) (Cost $2,462,689)	2,462,689	2,462,689
TOTAL INVESTMENTS — 99.3% (Cost $120,693,634)		$117,835,911
Other Assets & Liabilities — 0.7%		834,108
TOTAL NET ASSETS — 100.0%		$118,670,019

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2022 (Unaudited)
Emerging Markets Equity Fund
ADR— American Depositary Receipt.
PCL— Public Company Limited.
S.A.— Societe Anonyme.
S.A.B. de C.V.— Sociedad Anonima de Capital Variable.
Tbk PT— Terbuka Perseroan Terbatas.
COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Apparel	1.8%	$2,045,891
Auto Manufacturers	2.0	2,271,233
Banks	12.1	14,022,873
Beverages	2.1	2,398,798
Building Materials	1.2	1,372,965
Chemicals	1.0	1,195,688
Computers	4.1	4,706,830
Cosmetics & Personal Care	1.2	1,355,802
Diversified Financial Services	3.0	3,484,615
Electric	2.5	2,952,145
Electrical Components & Equipment	1.5	1,774,119
Electronics	0.5	585,108
Food	4.1	4,731,017
Gas	1.5	1,717,079
Hand & Machine Tools	1.7	2,018,193
Healthcare Services	2.1	2,383,473
Home Furnishings	1.5	1,691,744
Household Products & Wares	3.4	3,894,742
Internet	11.7	13,527,316
Machinery — Diversified	1.0	1,144,438
Oil & Gas	1.5	1,732,319
Retail	13.1	15,077,438
Semiconductors	16.5	19,039,460
Software	5.8	6,655,576
Telecommunications	3.1	3,594,360
	100.0%	$115,373,222
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